Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 95.43%
Corporate Revenue Bond - 1.29%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	2,600,000	$2,689,154
		2,689,154
Education Revenue Bonds - 19.23%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	892,797
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,298,092
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	266,273
Series A 5.00% 7/1/45	230,000	241,686
Columbia Heights Charter School Lease Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/54	1,000,000	1,025,600
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,090,360
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/48	1,000,000	1,098,000
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	730,930
Series A 5.75% 8/1/44	585,000	626,324
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	250,082
Series A 5.00% 7/1/47	710,000	746,494
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	695,363
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	174,879
Series A 5.00% 7/1/44	495,000	519,305
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,076,880
Series A 5.00% 7/1/47	800,000	853,080
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	794,715
144A 5.00% 8/1/53 #	570,000	606,486

NQ- 313 [11/19] 1/20 (1050621) 1

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	800,000	$855,072
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,703,625
(Carleton College) 4.00% 3/1/37	635,000	713,080
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,169,030
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	266,350
4.00% 5/1/25	200,000	212,470
4.00% 5/1/26	100,000	105,960
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	625,217
Series A 5.00% 10/1/45	670,000	778,305
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	249,860
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	242,156
Series 8-G 5.00% 12/1/32	205,000	241,730
Series 8-N 4.00% 10/1/34	800,000	896,464
Series 8-N 4.00% 10/1/35	590,000	660,464
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	750,000
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	340,584
Series B 5.00% 10/1/39	770,000	870,701
(University of St. Thomas)
4.00% 10/1/41	1,000,000	1,136,370
4.00% 10/1/44	850,000	955,663
Series A 4.00% 10/1/35	400,000	448,076
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,488,827
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	770,000	808,007
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	501,750
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,845,813
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	284,308

2 NQ- 313 [11/19] 1/20 (1050621)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	$553,735
Series A 6.00% 9/1/51	500,000	559,505
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,332,332
Series A 4.125% 9/1/47	500,000	519,255
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,616,910
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,533,559
Series A 5.00% 9/1/40	900,000	1,096,713
Series A 5.00% 9/1/41	620,000	753,877
		40,103,114
Electric Revenue Bonds - 5.33%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,600,965
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	415,366
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	544,709
Series A 5.00% 12/1/26	360,000	397,390
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	191,791
5.00% 10/1/47	745,000	874,019
Series A 5.00% 10/1/28	500,000	580,245
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	602,110
5.00% 1/1/28	500,000	595,625
5.00% 1/1/29	470,000	557,265
5.00% 1/1/33	225,000	267,172
5.00% 1/1/34	200,000	237,080
Series A 5.00% 1/1/24	335,000	371,991
Puerto Rico Electric Power Authority
Series CCC 5.25% 7/1/27 ‡	410,000	314,675
Series WW 5.00% 7/1/28 ‡	585,000	448,987
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	541,602
Series A 5.00% 12/1/35	500,000	600,400
Series A 5.00% 12/1/36	520,000	623,085

NQ- 313 [11/19] 1/20 (1050621) 3

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	$464,212
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	886,416
		11,115,105
Healthcare Revenue Bonds - 34.29%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	421,148
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,010,850
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	873,566
5.00% 9/1/43	535,000	576,821
5.00% 9/1/58	1,175,000	1,260,364
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	568,299
4th Tier Series D 7.00% 1/1/37	515,000	528,508
4th Tier Series D 7.25% 1/1/52	1,500,000	1,551,750
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	1,280,000	1,344,973
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	725,000	767,151
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	645,000	663,956
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	246,293
5.00% 9/1/52	1,500,000	1,589,220
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,583,070
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	863,897
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,110,249

4 NQ- 313 [11/19] 1/20 (1050621)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	$903,521
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	342,075
Series A 5.00% 4/1/40	315,000	321,457
Series A 5.00% 4/1/48	185,000	188,391
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,762,625
Series A 5.00% 2/15/48	590,000	700,495
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	814,657
6.00% 6/15/39	1,000,000	1,095,030
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	191,902
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	784,005
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	171,554
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,261,225
5.00% 5/1/26	1,300,000	1,562,392
5.00% 5/1/29	500,000	604,060
(North Memorial Health Care) 5.00% 9/1/30	610,000	710,174
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,071,800
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,094,020
Series A 5.00% 11/15/33	1,200,000	1,412,256
Series A 5.00% 11/15/34	500,000	586,225
Series A 5.00% 11/15/44	1,000,000	1,150,940
Series A 5.00% 11/15/49	1,450,000	1,728,965
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,784,286

NQ- 313 [11/19] 1/20 (1050621) 5

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	$508,309
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	505,775
4.20% 8/1/49	1,500,000	1,517,265
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	507,345
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	186,525
Series A 6.875% 12/1/48	800,000	870,888
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,880,198
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	381,815
5.00% 7/1/27	245,000	273,371
5.00% 7/1/28	225,000	250,391
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,181,131
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	850,393
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	139,164
5.00% 9/1/34	105,000	117,258
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	275,290
5.00% 5/1/48	3,900,000	4,721,652
Unrefunded Balance 5.125% 5/1/30	15,000	15,229
Series A 4.00% 5/1/37	1,440,000	1,578,283
Series A 5.00% 5/1/46	2,000,000	2,319,840
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	1,050,220
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	705,327
Series A 5.00% 11/15/47	485,000	573,469

6 NQ- 313 [11/19] 1/20 (1050621)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	$1,432,741
Series A 5.00% 7/1/29	1,000,000	1,165,640
Series A 5.00% 7/1/32	900,000	1,031,976
Series A 5.00% 7/1/33	1,540,000	1,758,495
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,742,908
Series A 5.15% 11/1/42	775,000	779,898
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,220
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,705,000	1,705,699
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,537,155
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	415,880
4.00% 8/1/38	250,000	260,533
4.00% 8/1/44	350,000	362,835
5.00% 8/1/54	350,000	384,062
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,323,000
		71,512,350
Housing Revenue Bonds - 1.72%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,051,980
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	310,000	310,000
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	10,972	10,979
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	115,200
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,357,059

NQ- 313 [11/19] 1/20 (1050621) 7

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	$750,600
		3,595,818
Lease Revenue Bonds - 2.25%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,948,695
Series A 5.00% 6/1/43	1,000,000	1,108,850
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,632,839
		4,690,384
Local General Obligation Bonds - 6.55%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,207,680
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,189,430
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	491,102
Series A 4.20% 3/1/34	750,000	800,625
Hennepin County
Series A 5.00% 12/1/26	750,000	934,575
Series A 5.00% 12/1/37	910,000	1,125,388
Series C 5.00% 12/1/37	2,500,000	3,031,425
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,183,210
Series A 5.00% 2/1/29	1,000,000	1,182,110
Series A 5.00% 2/1/30	445,000	525,554
Series A 5.00% 2/1/31	1,000,000	1,179,920
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	810,791
		13,661,810
Pre-Refunded/Escrowed to Maturity Bonds - 5.86%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	575,070
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	358,465
Series 7-Q 5.00% 10/1/26-22§	280,000	308,832
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	1,556,475

8 NQ- 313 [11/19] 1/20 (1050621)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	$1,000,000
Series A 7.375% 12/1/41-19§	375,000	375,000
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	1,640,295
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	332,901
Series A 5.00% 11/15/30-25§	205,000	248,163
University of Minnesota
Series A 5.25% 12/1/28-20§	1,500,000	1,561,095
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24§	500,000	577,115
Series A 5.00% 1/1/33-24§	750,000	865,673
Series A 5.00% 1/1/34-24§	450,000	519,403
Series A 5.00% 1/1/40-24§	2,000,000	2,308,460
		12,226,947
Special Tax Revenue Bonds - 3.95%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	273,785
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	207,198
4.00% 3/1/30	260,000	268,052
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	721,245
4.00% 3/1/27	650,000	658,463
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,005,000	2,074,874
Series A-1 5.00% 7/1/58	275,000	288,956
Series A-2 4.536% 7/1/53	3,000,000	3,048,090
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	698,652
		8,239,315

NQ- 313 [11/19] 1/20 (1050621) 9

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds - 8.51%
Minnesota
Series A 5.00% 8/1/27	750,000	$900,533
Series A 5.00% 8/1/29	1,000,000	1,193,730
Series A 5.00% 8/1/33	660,000	835,382
Series A 5.00% 10/1/33	2,000,000	2,492,820
Series A 5.00% 8/1/34	2,185,000	2,759,437
Series A 5.00% 8/1/38	1,000,000	1,248,400
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,053,261
Series D 5.00% 8/1/26	1,000,000	1,237,210
Series D 5.00% 8/1/27	2,000,000	2,465,000
Series E 5.00% 10/1/26	1,085,000	1,347,624
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,222,913
		17,756,310
Transportation Revenue Bonds - 5.04%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,512,264
Series C 5.00% 1/1/46	185,000	218,711
(Subordinate)
Series A 5.00% 1/1/22	1,000,000	1,042,320
Series A 5.00% 1/1/32	500,000	566,235
Series A 5.00% 1/1/49	1,500,000	1,842,495
Series B 5.00% 1/1/29	2,130,000	2,288,323
Series B 5.00% 1/1/44 (AMT)	1,000,000	1,216,690
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,813,845
		10,500,883
Water & Sewer Revenue Bonds - 1.41%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	668,282
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,119,265
Series C 4.00% 3/1/32	1,000,000	1,155,550
		2,943,097
Total Municipal Bonds (cost $189,788,336)		199,034,287

10 NQ- 313 [11/19] 1/20 (1050621)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 3.31%
Variable Rate Demand Notes - 3.31%¤
Minneapolis Health Care System Revenue (Fairview Health
Services) Series C
1.09% 11/15/48 (LOC – Wells Fargo Bank N. A. )	1,225,000	$1,225,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A 1.09% 8/15/34 (AGM) (SPA – US Bank N. A. )	800,000	800,000
Series A 1.09% 8/15/37 (AGM) (SPA – US Bank N. A. )	100,000	100,000
Series A-1 1.09% 8/15/37 (AGM) (SPA – US Bank N. A. )	375,000	375,000
Series B 1.10% 8/15/25 (AGM) (SPA – US Bank N. A. )	750,000	750,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series B-1
1.14% 11/15/35 (LOC – JPMorgan Chase Bank N. A. )	3,150,000	3,150,000
Series B-2
1.15% 11/15/35 (LOC – JPMorgan Chase Bank N. A. )	500,000	500,000
Total Short-Term Investments (cost $6,900,000)		6,900,000

Total Value of Securities – 98.74%
(cost $196,688,336)		205,934,287
Receivables and Other Assets Net of Liabilities – 1.26%		2,627,851
Net Assets Applicable to 18,777,355 Shares Outstanding – 100.00%		$208,562,138

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $6,086,191, which represents
2.92% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

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Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

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